Long-Term Debt and Other Financial Liabilities, HCOB Loan Facility (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Jul. 17, 2020	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 26, 2020	Sep. 01, 2015
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 124,800	$ 180,320	$ 22,500
Settlement amount			89,698	132,058	52,514
Balance outstanding			235,603	218,551
Gain on debt refinancing			$ 0	$ 0	5,144
HCOB Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount							$ 44,430
Proceeds from drawdown		$ 44,430
Maturity date			Jun. 30, 2020
Settlement amount	$ 23,500
Balance outstanding						$ 29,056
Gain on debt refinancing					$ 5,144
HCOB Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			3.75%